Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2019	32,634
2020	26,839
2021	21,306
2022	15,781
2023	10,829
Thereafter	19,194
Total	$126,583